CHANGE IN PRESENTATION CURRENCY AND ADOPTION OF NEW STANDARDS	12 Months Ended
Dec. 31, 2018
Change In Presentation Currency And Adoption Of New Standards
CHANGE IN PRESENTATION CURRENCY AND ADOPTION OF NEW STANDARDS

The impact of the changes in presentation currency and the adoption of new accounting pronouncements (see note 3) on the consolidated financial statements is as follows:

Consolidated Statement of Financial Position – As at January 1, 2017

	Previously
	Reported	Reported	IFRS	Restated
(in thousands)	in USD	in CAD	Adoption	CAD

Assets
Current	$17,113	$22,976	$-	$22,976
Non-Current	200,310	268,657	-	268,657
Total assets	217,423	291,633	-	291,633

Liabilities
Current	$7,260	$9,749	$-	$9,749
Non-Current	37,452	50,282	-	50,282
Total liabilities	44,712	60,031	-	60,031

Equity
Share capital	$1,140,631	$1,295,235	$-	$1,295,235
Share purchase warrants	-	-	-	-
Contributed surplus	54,306	60,612	-	60,612
Deficit
Opening	(961,440)	(1,124,532)	9 (1)	(1,124,523)
Accumulated other comprehensive income (loss)
Cumulative foreign currency translation	(61,371)	(446)	-	(446)
Unamortized experience gain	578	724	-	724
Unrealized gain on investments	7	9	(9) (1)	-
Total equity	172,711	231,602	-	231,602
Total liabilities and equity	$217,423	$291,633	$-	$291,633

(1)	Represents adjustments related to the adoption of IFRS 9 (see note 3).

Consolidated Statement of Financial Position – As at December 31, 2017

	Previously
	Reported	Reported	IFRS	Restated
(in thousands)	in USD	in CAD	Adoption	CAD

Assets
Current	$40,135	$50,352	$-	$50,352
Non-Current	219,933	275,948	-	275,948
Total assets	260,068	326,300	-	326,300

Liabilities
Current
Deferred revenue	$2,498	$3,134	$1,802 (2)	$4,936
All other current liabilities	8,497	10,660	-	10,660
	10,995	13,794	1,802	15,596
Non-Current
Deferred revenue	27,181	34,100	(384) (2)	33,716
Deferred income tax liability	14,182	17,792	(370) (3)	17,422
All other non-current liabilities	23,758	29,805	-	29,805
	65,121	81,697	(754)	80,943
Total liabilities	76,116	95,491	1,048	96,539

Equity
Share capital	$1,151,927	$1,310,473	$-	$1,310,473
Share purchase warrants	333	435	-	435
Contributed surplus	55,165	61,799	-	61,799
Deficit
Opening	(961,440)	(1,124,532)	9 (1)	(1,124,523)
Net income (loss)	(14,168)	(18,520)	5 (1)
			(1,418) (2)
			370 (3)	(19,563)
Accumulated other comprehensive income (loss)
Cumulative foreign currency translation	(48,454)	416	-	416
Unamortized experience gain	578	724	-	724
Unrealized gain on investments	11	14	(14) (1)	-
Total equity	183,952	230,809	(1,048)	229,761
Total liabilities and equity	$260,068	$326,300	$-	$326,300

(1)	Represents adjustments related to the adoption of IFRS 9 (see note 3);
(2)	Represents adjustments related to the adoption of IFRS 15 (see note 3); and
(3)	Represents adjustments related to the tax impact of the adoption of IFRS 15 (see note 3).

Consolidated Statement of Income (Loss) and Comprehensive Income (Loss) – year ended December 31, 2017

	Previously
	Reported	Reported	IFRS	Restated
(in thousands)	in USD	in CAD	Adoption	CAD

Revenues	$11,085	$14,370	$1,697 (2)	$16,067

Other income (expense) (3)	1,599	1,990	5 (1)	1,995
Finance income (expense)	(858)	(1,111)	(3,115) (2)	(4,226)
Deferred income tax recovery (expense)	3,638	4,796	370 (2)	5,166

Net loss for the period	$(14,168)	$(18,520)	$(1,043)	$(19,563)

Other comprehensive income (loss)
Unrealized gain (loss) on investments	4	5	(5) (1)	-
Foreign currency translation change	12,917	862	-	862

Comprehensive income (loss) for the period	$(1,247)	$(17,653)	$(1,048)	$(18,701)

(1)	Represents adjustments related to the adoption of IFRS 9;
(2)	Represents before tax and tax adjustments related to the adoption of IFRS 15; and
(3)	The amount reported separately as “Foreign exchange” has been grouped into “Other income (expense)” to be consistent with the presentation for fiscal 2018.

Consolidated Statement of Cash Flow – year ended December 31, 2017

	Previously
	Reported	Reported	IFRS	Restated
(in thousands)	in USD	in CAD	Adoption	CAD

Net cash provided by operating activities	$12,380	16,875	-	16,875
Net cash used in investing activities	(35,502)	(47,724)	-	(47,724)
Net cash provided by financing activities	13,743	18,591	-	18,591

Increase (decrease) in cash and equivalents	(9,379)	(12,258)	-	(12,258)

Foreign exchange effect on cash and equivalents	439	-	-	-
Cash and equivalents, beginning of period	11,838	15,894	-	15,894

Cash and equivalents, end of period	$2,898	$3,636	$-	$3,636